Short-Term Debt (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of short-term debt and weighted average annual interest rates
Total short-term debt	$ 300	$ 777
Commercial paper program [Member]
Summary of short-term debt and weighted average annual interest rates
$600 million commercial paper program (0.29% and 0.30%, respectively)	300	300
Promissory note and line of credit [Member]
Summary of short-term debt and weighted average annual interest rates
$600 million promissory note and line of credit (1.90% and 1.73%, respectively)		$ 477